Related Party Transactions (Holmdel Pharmaceuticals, LP) (Details Narrative) (USD $)	1 Months Ended
Dec. 31, 2012
Related Party Transactions Holmdel Pharmaceuticals Lp Details Narrative
Royalties receivable	$ 2,473,063
Finder's fee	$ 740,000